Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
PRODUCTS	$ 491	$ 188	$ 219
SERVICES	40	85	217
REVENUES	531	273	436
COST OF REVENUES:
PRODUCTS	988	370	164
SERVICES	46	85	115
INVENTORY IMPAIRMENT			328
COST OF REVENUES	1,034	455	607
GROSS LOSS	(503)	(182)	(171)
RESEARCH AND DEVELOPMENT EXPENSES	997	609	1,809
SALES AND MARKETING EXPENSES	471	326	1,354
GENERAL AND ADMINISTRATIVE EXPENSES	5,494	3,081	3,338
NET INCOME FROM CHANGE IN FAIR VALUE OF FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS	797	92
SHARE OF NET LOSS OF ASSOCIATES ACCOUNTED FOR USING THE EQUITY METHOD	170	216
AMORTIZATION OF EXCESS PURCHASE PRICE OF AN ASSOCIATE	546
LISTING EXPENSE		10,098
OPERATING LOSS	(7,384)	(14,420)	(6,672)
CHANGES IN FAIR VALUE OF WARRANTS ISSUED TO INVESTORS	338	142	148
FINANCIAL INCOME (EXPENSES) IN RESPECT OF DEPOSITS, BANK COMMISIOMS AND EXCHANGE DIFFERENCES, NET	205	99	(54)
FINANCING INCOME, NET	543	241	94
LOSS BEFORE TAXES ON INCOME	(6,841)	(14,179)	(6,578)
TAXES BENEFIT (TAXES ON INCOME)	(9)	1	(20)
LOSS FOR THE YEAR	(6,850)	(14,178)	(6,598)
Items that may be reclassified to profit or loss
Share of other comprehensive income (loss) of associates accounted for using the equity method	8	(28)
Items that will not be reclassified to profit or loss
Share of other comprehensive income (loss) of associates accounted for using the equity method	27	(13)
OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	35	(41)
TOTAL COMREHENSIVE LOSS FOR THE YEAR	(6,815)	(14,219)	(6,598)
Total comprehensive loss for the period is attributable to:
Owners of Medigus	(4,325)	(14,178)	(6,598)
Non-controlling interest	(2,525)
Loss for the year	(6,850)	(14,178)	(6,598)
Total comprehensive loss for the period is attributable to:
Owners of Medigus	(4,278)	(14,219)	(6,598)
Non-controlling interest	(2,537)
TOTAL COMREHENSIVE LOSS FOR THE YEAR	$ (6,815)	$ (14,219)	$ (6,598)
BASIC LOSS PER ORDINARY SHARE (in Dollars per share)	$ (0.03)	$ (0.18)	$ (0.16)
DILUTED LOSS PER ORDINARY SHARE (in Dollars per share)	$ (0.03)	$ (0.18)	$ (0.16)